Financial Instruments - Summary of Unrealized Risk Management Positions (Detail) - CAD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	$ (11)	$ 12
Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management net asset (liability)	4
Level 2 of fair value hierarchy
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	12	31
Risk management liability	23	19
Risk management net asset (liability)	(11)	12
Level 2 of fair value hierarchy | Commodity price risk | Crude Oil, Natural Gas, Condensate and Refined Products
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	6	11
Risk management liability	8	19
Risk management net asset (liability)	(2)	(8)
Level 2 of fair value hierarchy | Commodity price risk | Power Swap Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	6	2
Risk management liability	2	0
Risk management net asset (liability)	4	2
Level 2 of fair value hierarchy | Commodity price risk | Renewable Power Contracts
Disclosure Of Recurring Fair Value Measurement Of Assets And Liabilities [Line Items]
Risk management asset	0	18
Risk management liability	13	0
Risk management net asset (liability)	$ (13)	$ 18